Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000020606 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020606 | FR_13646K108
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000020606 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020606 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020606 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000020606 | FR_N00985106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000020606 | FR_45866F104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000020606 | FR_65339F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020606 | FR_504922105
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020606 | FR_060505104
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020606 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	21.50%
C000020606 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	16.70%
C000020606 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	13.70%
C000020606 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	10.60%
C000020606 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.80%
C000020606 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.70%
C000020606 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	5.40%
C000020606 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	5.30%
C000020606 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.20%
C000020606 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.00%
C000020606 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020629 | FR_01F0526B3
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000020629 | FR_91282CEM9
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020629 | FR_91282CLR0
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020629 | FR_912810SW9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020629 | FR_912810TA6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020629 | FR_3132DWML4
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020629 | FR_21H0626B8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020629 | FR_912810TC2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020629 | FR_9128284N7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020629 | FR_91282CBZ3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020629 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	42.70%
C000020629 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	23.60%
C000020629 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	20.50%
C000020629 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	7.60%
C000020629 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	3.00%
C000020629 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020629 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020629 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	0.30%
C000248008 | FR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248008 | FR_912810FS2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248008 | FR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248008 | FR_912810QV3
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000248008 | FR_91282CJH5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248008 | FR_912810FD5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248008 | FR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248008 | FR_91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000248008 | FR_912810FH6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248008 | FR_91282CDC2
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000248008 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	76.70%
C000248008 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	23.30%
C000020599 | FR_3140QM4K7
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000020599 | FR_912810SK5
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020599 | FR_91282CLQ2
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020599 | FR_3140FXGL0
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020599 | FR_3140FXGK2
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020599 | FR_912810UD8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020599 | FR_3140QPHS9
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020599 | FR_912810ST6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020599 | FR_3140NVEC7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020599 | FR_831641FT7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020599 | AssetAgency securities
Holdings [Line Items]
Percent of Total Investments	26.30%
C000020599 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	13.80%
C000020599 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	33.10%
C000020599 | AssetAsset-backed securities
Holdings [Line Items]
Percent of Total Investments	9.70%
C000020599 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	4.60%
C000020599 | AssetNon-agency mortgage-backed securities
Holdings [Line Items]
Percent of Total Investments	3.90%
C000020599 | AssetYankee government bonds
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020599 | AssetMunicipal obligations
Holdings [Line Items]
Percent of Total Investments	8.50%
C000020607 | FR_464288281
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000020607 | FR_91282CCA7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020607 | FR_912828Z37
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020607 | FR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020607 | FR_91282CFR7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020607 | FR_912828S50
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020607 | FR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020607 | FR_912828N71
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020607 | FR_9128285W6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020607 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020607 | AssetU.S. Treasury securities
Holdings [Line Items]
Percent of Total Investments	32.70%
C000020607 | AssetCorporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	11.00%
C000020607 | AssetYankee corporate bonds and notes
Holdings [Line Items]
Percent of Total Investments	1.40%
C000020607 | AssetCommon stocks
Holdings [Line Items]
Percent of Total Investments	48.90%
C000020607 | AssetInvestment companies
Holdings [Line Items]
Percent of Total Investments	5.60%
C000020607 | AssetLoans
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020610 | FR_69370C100
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020610 | FR_44925C103
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020610 | FR_28618M106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020610 | FR_05589G102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020610 | FR_78467J100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020610 | FR_05352A100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020610 | FR_10316T104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020610 | FR_48242W106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020610 | FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020610 | FR_71377A103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020610 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	12.80%
C000020610 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	24.10%
C000020610 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	23.20%
C000020610 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	22.20%
C000020610 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020610 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020610 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	0.70%
C000020610 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.40%
C000020610 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020610 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	0.40%
C000020611 | FR_860630102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020611 | FR_724078100
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020611 | FR_97650W108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020611 | FR_03076K108
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020611 | FR_91529Y106
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020611 | FR_87161C501
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020611 | FR_04911A107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020611 | FR_46817M107
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020611 | FR_93148P102
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020611 | FR_30257X104
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020611 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	27.90%
C000020611 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	21.30%
C000020611 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	8.40%
C000020611 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	6.70%
C000020611 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	3.10%
C000020611 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	6.30%
C000020611 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	6.80%
C000020611 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.80%
C000020611 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020611 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020611 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.80%
C000020611 | SectorOther
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020605 | FR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020605 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020605 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020605 | FR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020605 | FR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020605 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	20.90%
C000020605 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	17.40%
C000020605 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	13.70%
C000020605 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	8.60%
C000020605 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.30%
C000020605 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.40%
C000020605 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.30%
C000020605 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	11.20%
C000020605 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	6.30%
C000020605 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	4.50%
C000020605 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	3.40%
C000200587 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000200587 | FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000200587 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000200587 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000200587 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000200587 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000200587 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000200587 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000200587 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000200587 | FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000200587 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	14.50%
C000200587 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.40%
C000200587 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.30%
C000200587 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	29.40%
C000200587 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	5.70%
C000200587 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	3.20%
C000200587 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	2.90%
C000200587 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	9.50%
C000200587 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	2.00%
C000200587 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	9.60%
C000200587 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	2.50%
C000098532 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000098532 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000098532 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000098532 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000098532 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000098532 | FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000098532 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000098532 | FR_040413106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000098532 | FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000098532 | FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000098532 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	10.30%
C000098532 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	9.30%
C000098532 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	11.20%
C000098532 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	38.60%
C000098532 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	1.70%
C000098532 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	1.70%
C000098532 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	1.20%
C000098532 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	12.50%
C000098532 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	1.20%
C000098532 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	12.00%
C000098532 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020613 | FR_172967424
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020613 | FR_29444U700
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000020613 | FR_G25508105
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020613 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020613 | FR_20030N101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020613 | FR_G8994E103
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020613 | FR_172908105
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000020613 | FR_743315103
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020613 | FR_69331C108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020613 | FR_808513105
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020613 | SectorFinancials
Holdings [Line Items]
Percent of Total Investments	22.40%
C000020613 | SectorIndustrials
Holdings [Line Items]
Percent of Total Investments	13.20%
C000020613 | SectorHealth care
Holdings [Line Items]
Percent of Total Investments	15.70%
C000020613 | SectorInformation technology
Holdings [Line Items]
Percent of Total Investments	7.30%
C000020613 | SectorConsumer staples
Holdings [Line Items]
Percent of Total Investments	8.10%
C000020613 | SectorEnergy
Holdings [Line Items]
Percent of Total Investments	5.20%
C000020613 | SectorReal estate
Holdings [Line Items]
Percent of Total Investments	4.70%
C000020613 | SectorConsumer discretionary
Holdings [Line Items]
Percent of Total Investments	6.70%
C000020613 | SectorMaterials
Holdings [Line Items]
Percent of Total Investments	4.80%
C000020613 | SectorCommunication services
Holdings [Line Items]
Percent of Total Investments	6.50%
C000020613 | SectorUtilities
Holdings [Line Items]
Percent of Total Investments	5.40%